Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of commitments and contingencies [abstract]
Schedule of Capital Commitments

As at 30 June 2019, the Group had the following capital commitments, principally for the construction of property, plant and equipment:

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Contracted, but not provided for*	67,360	55,538

*

The capital commitments contracted, but not provided for include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group’s exploration and production licenses.

Schedule of Capital Commitments of a Joint Venture	Capital commitments of a joint venture:

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Contracted, but not provided for	1,261	590